Credit Facilities, Subordinated – Related Parties	6 Months Ended
Jun. 30, 2021
Subordinated Borrowings [Abstract]
Credit Facilities, Subordinated – Related Parties

Note 8

Credit Facilities, Subordinated – Related Parties:

The following summarizes the Company’s credit facilities with related parties as of December 31, 2020.

December 31, 2020

Second Credit Facility	$150,000
150,000
Less: current portion	(150,000)
Credit facilities, long-term	$-

In August 2015, the Company entered into a second credit facility agreement (the “Second Credit Facility”) with shareholders (the “Lenders”). The maximum borrowings under the Second Credit Facility were $500,000. The Second Credit Facility had a maturity date of December 31, 2018 and accrued interest at 0%. As the Second Credit Facility did not accrue interest, management, upon issuance of the debt, recorded total debt discount and a corresponding increase in additional paid in capital based on an imputed interest at a rate of 12%. The debt discount was amortized to interest expense using the effective interest rate method over the debt term.

In June 2018, the Company and the Lenders entered into a subordination agreement regarding the Second Credit Facility. The subordination agreement deferred payments on the Second Credit Facility during the term of the agreement. The agreement was to expire if (i) the Lenders irrevocably waive the subordinated claims; or (ii) if the claims are converted to share capital or participation capital of the Company.

The remaining balance of the Second Credit Facility of $150,000 was amended, by the parties, covering such credit facility to extend the maturity date to March 31, 2021. Additionally, the accrued interest of $85,737 on an old expired credit facility remained unpaid and the parties amended that credit facility to extend the maturity date to March 31, 2021. The Company determined that the extension of these credit facilities which were past due or near maturity was in substance no different than issuing new financial instruments and accordingly, the Company did not recognize a gain or loss in connection with the extension.

In February 2021, the remaining balance on the Second Credit Facility and the accrued interest on an expired credit facility were paid in full.